Note 1 - Segment Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Profit (loss) before tax	$ 427,711	$ 34,430	$ 140,829
Non-current financial assets available-for-sale	$ 21,572	21,572	21,600
LUXEMBOURG
Statement Line Items [Line Items]
Percentage of entity's revenue	0.00%
UNITED STATES
Statement Line Items [Line Items]
Percentage of entity's revenue	31.80%
ARGENTINA
Statement Line Items [Line Items]
Percentage of entity's revenue	14.00%
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Profit (loss) before tax	$ 53,000	$ 47,000	$ 57,000